GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF GOODWILL BY REPORTING UNIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Balance at the beginning of the period	$ 793,763
Balance at the end of the period	1,292,775	$ 793,763
Operating Segments
Goodwill
Balance at the beginning of the period	793,763	767,746
Additions	551,621	72,833
(Deductions)	(3,711)	(1,931)
Foreign Exchange Translation	(48,898)	(44,885)
Balance at the end of the period	1,292,775	793,763
Operating Segments | Dating
Goodwill
Balance at the beginning of the period	718,129	751,005
Additions	549,146	12,371
(Deductions)	0	(350)
Foreign Exchange Translation	(48,895)	(44,897)
Balance at the end of the period	1,218,380	718,129
Operating Segments | Non-dating
Goodwill
Balance at the beginning of the period	75,634	16,741
Additions	2,475	60,462
(Deductions)	(3,711)	(1,581)
Foreign Exchange Translation	(3)	12
Balance at the end of the period	$ 74,395	$ 75,634